Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Share Capital
a.	Share capital:

Outstanding as of December 31, 2025	960,934

Issuance of ordinary shares associated with warrant exercise inducement transaction previously held in abeyance	220,111
Issuance of Ordinary Shares for the reverse split process (see note 1.c.)	16,075
Issuance of Ordinary Shares associated with warrant exercise inducement transaction (see note 4.a(5))	968,166
Issuance of Ordinary Shares upon vesting of RSUs	40,092
1,244,444

Outstanding as of June 30, 2026	2,205,378

Schedule of Equity Warrants to Investors and Associate

b.1 Equity warrants to investors and associated with the IPO and follow on fund raising, as of June 30, 2026:

Number of warrants/ options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
11,181	September 13, 2022	$1,440	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading
260	September 15, 2022	$3,823.20	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
32	September 15, 2022	$3,045.60	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor
1,694,291	April 21, 2026	$4.53	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by an investor (see also Note 4.a.10)

Schedule of Option Activity

Below is a summary of the Company’s option activity and related information with respect to options outstanding at the beginning and end of each period:

	Number of Options	Weighted-average exercise price

Outstanding as of December 31, 2025	5,627	$129.27

Granted	6,111	$9.33

Expired and forfeited	(66)	$580.94

Outstanding as of June 30, 2026	11,672	$67.21

Exercisable as of June 30, 2026	2,712	$231.72

Schedule of Options to Consultants

The Company’s outstanding options to consultants as of June 30, 2026 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	154	$2.16	154
2017	Rendered services	51	$2.16	51
2021	Rendered services	96	$2.16-$1,620.00	96
2023	Rendered services	139	$393.12	62